Leasing Activity, Investment in Lease Financing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Lease receivables	$ 15,142	$ 13,139
Residual asset values	3,678	3,554
Unearned income	(2,397)	(1,785)
Lease financing	16,423	14,908
Leasing Activity Disclosures Textual [Abstract]
Leveraged leases, lessor	640	789
Operating lease assets (lessor)	5,558	5,790
Accumulated depreciation, operating lease assets, lessor	3,000	3,100
Depreciation, operating lease assets, lessor	$ 453	$ 477	$ 604